CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (32,821)	$ (11,539,665)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000	0
Income from investments held in Trust Account	0	(57,966)
Change in fair value of derivative warrant liabilities	0	3,176,530
Change in fair value of convertible note – related party	0	207,986
Offering costs - derivative warrant liabilities	0	855,043
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses	0	(608,904)
Accounts payable	0	75,232
Due to related party	0	20,532
Accrued expenses	6,213	684,374
Accrued liabilities	0	4,888,889
Net cash used in operating activities	(1,608)	(2,297,949)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash deposited in Trust Account	0	(276,000,000)
Net cash used in investing activities	0	(276,000,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Payment of note payable to related party	0	(500,000)
Proceeds received from Initial Public Offering, gross	0	276,000,000
Proceeds received from private placement	0	7,520,000
Offering costs paid	0	(5,710,734)
Proceeds Received From Note Payable To Related Party	408,341	0
Offering Costs Paid	(245,462)	0
Proceeds from convertible note to related party	0	944,694
Net cash provided by financing activities	162,879	278,253,960
Net increase (decrease) in cash, cash equivalents and restricted cash	161,271	(43,989)
Cash - beginning of the period	0	161,271
Cash - end of the period	161,271	117,282
Supplemental disclosure of noncash financing activities:
Deferred offering costs included in accounts payable	13,785	0
Offering costs included in accrued expenses	62,133	42,867
Deferred offering costs paid by Sponsor under promissory note	91,659	0
Deferred underwriting commissions	$ 0	$ 9,660,000